UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21680

                                                        Virtus Total Return Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                       Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—5.2%

U.S. Treasury Note
1.250%, 3/31/21(8)	$5,295	$5,184
2.000%, 12/31/21	2,085	2,094
1.625%, 2/15/26(8)	2,360	2,220
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $9,502)		9,498

FOREIGN GOVERNMENT SECURITIES—3.8%

Argentine Republic
144A 7.500%, 4/22/26(3)	300	315
144A 6.875%, 1/26/27(3)	115	115
Series NY 8.280%, 12/31/33	351	376
144A 7.125%, 7/6/36(3)	170	163
Bolivarian Republic of Venezuela
7.000%, 12/1/18	27	20
RegS 7.750%, 10/13/19(4)	26	17
RegS 8.250%, 10/13/24(4)	165	80
RegS 7.650%, 4/21/25(4)	465	223
9.375%, 1/13/34	195	98
Dominican Republic 144A 6.875%, 1/29/26(3)	165	182
Federative Republic of Brazil
12.500%, 1/5/22	250BRL	88
Treasury Note Series F, 10.000%, 1/1/23	710BRL	230
8.500%, 1/5/24	415BRL	125
Treasury Note Series F, 10.000%, 1/1/25	280BRL	91
5.625%, 1/7/41	155	149
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	200	209
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	200	194
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200	210
Kingdom of Saudi Arabia 144A 3.250%, 10/26/26(3)	210	203
Mongolia 144A 5.125%, 12/5/22(3)	200	186
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	195	216
Provincia de Buenos Aires 144A 7.875%, 6/15/27(3)	275	276
Republic of Chile 5.500%, 8/5/20	100,500CLP	163
Republic of Colombia
4.375%, 3/21/23	229,000COP	70
9.850%, 6/28/27	471,000COP	198
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200	198

	PAR VALUE	VALUE
Republic of El Salvador 144A 6.375%, 1/18/27(3)	$285	$257
Republic of Indonesia Series FR56, 8.375%, 9/15/26	4,365,000IDR	349
Republic of South Africa
Series R203, 8.250%, 9/15/17	1,160ZAR	89
Series R208, 6.750%, 3/31/21	2,040ZAR	149
Republic of Turkey
9.000%, 3/8/17	285TRY	78
6.250%, 9/26/22	200	213
4.875%, 10/9/26	535	509
4.875%, 4/16/43	200	168
Russian Federation 144A 7.850%, 3/10/18(3)	10,000RUB	170
Sultanate of Oman 144A 4.750%, 6/15/26(3)	270	265
Ukraine 144A 7.750%, 9/1/26(3)	200	186
United Mexican States
Series M, 6.500%, 6/9/22	2,874MXN	139
4.750%, 3/8/44	12	11
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,580)		6,978

MORTGAGE-BACKED SECURITIES—6.3%

Agency—1.7%
FHLMC
3.500%, 3/1/45	201	207
3.500%, 4/1/46(8)	313	321
FNMA

3.000%, 7/1/43(8)	328	326
3.000%, 8/1/43	228	227
3.500%, 8/1/45	178	183
3.000%, 11/1/45	244	242
3.000%, 12/1/45	250	248
3.500%, 12/1/45(8)	752	772
3.500%, 1/1/46	190	195
3.000%, 2/1/46(8)	207	206
3.000%, 7/1/46	229	227

		3,154

Non-Agency—4.6%

American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	195	204
15-SFR2, C 144A 4.691%, 10/17/45(3)	185	193
15-SFR1, A 144A 3.467%, 4/17/52(3)	174	177

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.086%, 6/25/33(2)	$125	$121
AMSR Trust 16-SFR1, D 144A 3.172%, 11/17/33(2)(3)	180	180
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	215	222
BAMLL Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	155	156
Banc of America Funding Trust
04-D, 5A1 3.498%, 1/25/35(2)	105	99
05-1, 1A1 5.500%, 2/25/35	13	13
Bank of America (Countrywide) Asset-Backed Certificates
05-1, AF5A 5.132%, 7/25/35(2)	194	202
05-12, 2A4 5.575%, 2/25/36(2)	64	64
Bank of America (Countrywide) Home Loan Mortgage Pass-Through-Trust 05-6, 2A1 5.500%, 4/25/35	65	64
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	130	134
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(3)	145	148
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	105	105
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	44	44
15-A, A1 144A 3.500%, 6/25/58(2)(3)	134	136
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	134	133
Colony Starwood Homes Trust 16-2A, C 144A 2.922%, 12/17/33(2)(3)	185	186
Credit Suisse Commercial Mortgage-Backed Trust
06-08, 3A1 6.000%, 10/25/21	67	63
07-C5, A1AM 5.870%, 9/15/40(2)	188	179
CSMLT Trust 15-1, B4 144A 3.895%, 5/25/45(2)(3)	97	90
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.345%, 8/10/44(2)(3)	175	183
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	140	142
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	43	44

	PAR VALUE	VALUE

Non-Agency—(continued)
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	$63	$54
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	298	301
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	53	53
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	112	115
16-1, M2 144A 3.750%, 4/25/45(2)(3)	119	119
16-2, M2 144A 3.750%, 12/25/45(2)(3)	235	235
16-5, A1 144A 2.604%, 12/25/46(2)(3)	288	287
MASTR Alternative Loan Trust
04-4, 6A1 5.500%, 4/25/34	80	83
04-6, 7A1 6.000%, 7/25/34	206	200
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	107	111
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(2)(3)	125	122
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C26, C 4.411%, 10/15/48(2)	135	133
Morgan Stanley Capital I Trust 07-IQ14, AM 5.715%, 4/15/49(2)	280	280
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	125	125
New Residential Mortgage Loan Trust 16-4A, B1A 144A 4.500%, 11/25/56(3)	168	174
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	88	86
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	145	149
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	76	76
Residential Asset Mortgage Products, Inc. 04-SL4, A3 6.500%, 7/25/32	67	68
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	131	131
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	42	43
Structured Asset Securities Corp. 03-AL1, A 144A 3.357%, 4/25/31(3)	102	101
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	202	201

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	$125	$122
15-6, M1 144A 3.750%, 4/25/55(2)(3)	180	176
15-5, A2 144A 3.500%, 5/25/55(2)(3)	160	162
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	450	447
Vericrest Opportunity Loan Trust LLC
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	81	81
16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	90	90
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	69	69
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	52	52
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	65	65
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 07-C33, A5 5.975%, 2/15/51(2)	300	303
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	185	185
8,281
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,463)		11,435

ASSET-BACKED SECURITIES—1.6%

CarFinance Capital Auto Trust 15-1A, C 144A 3.580%, 6/15/21(3)	445	447
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	175	174
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	175	177
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	49	50
Drive Auto Receivables Trust 16-CA, C 144A 3.020%, 11/15/21(3)	175	177
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(3)	140	141
15-A1, C 144A 4.100%, 12/15/20(3)	185	189
15-2A, C 144A 3.900%, 3/15/21(3)	185	188
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	211	211
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	220	221
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(3)	150	154
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	225	224

	PAR VALUE	VALUE

LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	$110	$108
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	110	110
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	114	115
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	222	221
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,888)		2,907

CORPORATE BONDS AND NOTES—16.7%

Consumer Discretionary—2.4%
Altice Financing S.A. 144A 7.625%, 2/15/25(3)	200	214
Beazer Homes USA, Inc. 5.750%, 6/15/19	110	115
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	65	67
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	69	78
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	50	52
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	230	250
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	275	278
Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(3)(8)	200	214
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	130	132
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	15	16
DR Horton, Inc. 4.750%, 2/15/23	110	117
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	45	46
Hanesbrands, Inc. 144A 4.875%, 5/15/26(3)	55	55
iHeartCommunications, Inc. 9.000%, 12/15/19	130	114
International Game Technology plc 144A 6.250%, 2/15/22(3)	220	239
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	50	52
M/I Homes, Inc. 6.750%, 1/15/21	105	111
MDC Holdings, Inc. 5.500%, 1/15/24	175	182
Meritor, Inc. 6.750%, 6/15/21	70	73
MPG Holdco I, Inc. 7.375%, 10/15/22	175	190

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	$155	$159
New York University 4.142%, 7/1/48	115	110
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	85	87
QVC, Inc. 5.125%, 7/2/22(8)	125	132
Scientific Games International, Inc. 6.625%, 5/15/21	115	109
Signet UK Finance plc 4.700%, 6/15/24	185	180
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	140	142
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	170	184
Toll Brothers Finance Corp.
5.625%, 1/15/24	35	37
4.875%, 11/15/25	200	203
TRI Pointe Group, Inc. 5.875%, 6/15/24	30	31
VTR Finance BV 144A 6.875%, 1/15/24(3)	200	212
Ziggo Bond Finance BV 144A 6.000%, 1/15/27(3)	200	201

		4,382

Consumer Staples—0.5%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	110	112
ESAL GmbH 144A 6.250%, 2/5/23(3)	200	205
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	170	164
Safeway, Inc. 7.250%, 2/1/31	105	106
Tops Holding LLC 144A 8.000%, 6/15/22(3)	190	158
Whole Foods Market, Inc. 5.200%, 12/3/25	110	117

		862

Energy—4.4%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	75	96
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	105	112
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	85	87
Antero Resources Corp. 5.625%, 6/1/23	95	97
Archrock Partners LP 6.000%, 10/1/22	155	155
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	65	66
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	60	63
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	145	148
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	265	298

	PAR VALUE	VALUE

Energy—(continued)
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21(11)	$200	$96
CONSOL Energy, Inc. 5.875%, 4/15/22	130	127
Continental Resources, Inc. 4.500%, 4/15/23	65	64
Crestwood Midstream Partners LP 6.250%, 4/1/23	190	198
Denbury Resources, Inc. 5.500%, 5/1/22	40	33
Ecopetrol S.A.
5.875%, 9/18/23	145	157
5.375%, 6/26/26	190	195
Energy Transfer Equity LP 5.875%, 1/15/24	190	205
EnLink Midstream Partners LP 4.850%, 7/15/26	20	21
EnQuest plc 7.000%, 4/15/22	208	166
EP Energy LLC
144A 8.000%, 11/29/24(3)	75	80
144A 8.000%, 2/15/25(3)	40	39
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	95	80
FTS International, Inc. 6.250%, 5/1/22	90	86
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(3)(6)(8)	200	217
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	20	21
HollyFrontier Corp. 5.875%, 4/1/26(8)	215	230
Kinder Morgan, Inc. 7.750%, 1/15/32	155	196
Laredo Petroleum, Inc. 7.375%, 5/1/22	125	130
Linn Energy LLC 6.500%, 5/15/19(9)(11)	155	76
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	200	204
Matador Resources Co. 144A 6.875%, 4/15/23(3)	215	228
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	70	69
NGL Energy Partners LP 5.125%, 7/15/19	180	181
Noble Holding International Ltd. 7.750%, 1/15/24	50	49
Occidental Petroleum Corp.
3.400%, 4/15/26	10	10
4.400%, 4/15/46	165	169
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	215	80
Parker Drilling Co. 7.500%, 8/1/20	165	162
Petrobras Global Finance BV
5.375%, 1/27/21	145	147
8.375%, 5/23/21	60	67
8.750%, 5/23/26	345	393
Petroleos de Venezuela S.A

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
RegS 8.500%, 11/2/17(4)	$43	$38
144A 6.000%, 5/16/24(3)	235	94
Petroleos Mexicanos
4.875%, 1/24/22	105	107
6.875%, 8/4/26	280	307
6.500%, 6/2/41	105	102
PHI, Inc. 5.250%, 3/15/19	75	73
QEP Resources, Inc. 5.250%, 5/1/23	143	142
Range Resources Corp. 144A 5.000%, 3/15/23(3)	180	175
Regency Energy Partners LP
5.875%, 3/1/22	45	50
5.000%, 10/1/22	55	59
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(6)	200	201
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	115	118
Sabine Oil & Gas Corp. 7.250%, 6/15/19(9)(11)(16)	190	—(14)
SM Energy Co. 6.500%, 1/1/23	95	96
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200	221
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	200	215
Sunoco LP 6.375%, 4/1/23	380	387
Transocean, Inc. 144A 9.000%, 7/15/23(3)	50	54
6.800%, 3/15/38	45	36
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	60	70
Whiting Petroleum Corp. 6.250%, 4/1/23	35	35
YPF S.A. 144A 8.500%, 3/23/21(3)	110	121

		7,999

Financials—3.2%
Akbank TAS 144A 7.500%, 2/5/18(3)	600TRY	158
Allstate Corp. (The) 5.750%, 8/15/53(2)(5)(8)	150	162
Ally Financial, Inc. 5.750%, 11/20/25	160	170
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200	230
Ares Capital Corp. 3.625%, 1/19/22	45	45
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	200	206
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(8)	260	282
Banco de Bogota S.A 144A 6.250%, 5/12/26(3)	200	210

	PAR VALUE	VALUE

Financials—(continued)
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)(8)	$95	$104
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	145	159
Bank of America Corp. 4.200%, 8/26/24	187	193
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	40,000CLP	64
Citigroup, Inc. 4.600%, 3/9/26(8)	185	192
Citizens Financial Group, Inc. 5.500%, 12/29/49(2)	200	205
Compass Bank 3.875%, 4/10/25(8)	250	243
Eurasian Development Bank 144A 4.767%, 9/20/22(3)(8)	200	208
FS Investment Corp. 4.750%, 5/15/22	180	185
Genworth Holdings, Inc. 4.900%, 8/15/23	110	95
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)(8)	200	213
Icahn Enterprises LP
6.000%, 8/1/20	70	73
5.875%, 2/1/22	115	118
iStar Financial, Inc. 5.000%, 7/1/19	105	107
Jefferies Group LLC 4.850%, 1/15/27	50	51
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(8)	200	213
Leucadia National Corp. 5.500%, 10/18/23	110	117
Lincoln National Corp. 6.050%, 4/20/67(2)(5)(8)	175	148
Morgan Stanley 144A 10.090%, 5/3/17(3)	280BRL	90
4.350%, 9/8/26	95	98
Navient Corp. 7.250%, 9/25/23	45	46

OM Asset Management plc 4.800%, 7/27/26(8)	90	88

Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(6)	200	203

PKO Finance AB 144A 4.630%, 9/26/22(3)(6)(8)	200	211

Prudential Financial, Inc. 5.875%, 9/15/42(2)(8)	215	234

Springleaf Finance Corp. 5.250%, 12/15/19	95	96

Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	160

Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	30	31

Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)(8)	215	214

Voya Financial, Inc. 5.650%, 5/15/53(2)	170	174

		5,796

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—1.2%
Alere, Inc. 6.500%, 6/15/20	$120	$121
Centene Corp. 4.750%, 1/15/25	180	186
Community Health Systems, Inc.
5.125%, 8/1/21	40	39
6.875%, 2/1/22	120	106
Concordia International Corp.
144A 9.000%, 4/1/22(3)	45	40
144A 7.000%, 4/15/23(3)	30	12
Endo Finance LLC 144A 6.000%, 7/15/23(3)	165	153
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	40	42
HCA, Inc. 5.375%, 2/1/25	100	105
IASIS Healthcare LLC 8.375%, 5/15/19	110	108
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	75	79
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	80	83
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	145	156
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	150	134
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	130	139
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	190	206
TeamHealth Holdings, Inc. 144A 6.375%, 2/1/25(3)	70	70
Tenet Healthcare Corp.
5.500%, 3/1/19	70	71
144A 7.500%, 1/1/22(3)	10	11
8.125%, 4/1/22	140	148
Teva Pharmaceutical Finance BV 4.100%, 10/1/46	105	91
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	75	69
144A 7.500%, 7/15/21(3)	20	18
144A 5.625%, 12/1/21(3)	20	17
144A 5.875%, 5/15/23(3)	95	77

		2,281

Industrials—1.3%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(3)	25	26
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	110	110

	PAR VALUE	VALUE

Industrials—(continued)
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)(8)	$47	$49
Carpenter Technology Corp. 4.450%, 3/1/23(8)	160	162
CEB, Inc. 144A 5.625%, 6/15/23(3)	150	162
DP World Ltd. 144A 6.850%, 7/2/37(3)(8)	100	113
GATX Corp. 3.250%, 9/15/26	30	29
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	140	142
Hawaiian Airlines Pass-Through Certificates 13- 1B, B 4.950%, 1/15/22	155	154
Masco Corp. 5.950%, 3/15/22	135	152
Navistar International Corp. 8.250%, 11/1/21	110	112
Owens Corning 3.400%, 8/15/26	135	131
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(3)	50	52
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200	200
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	60	66
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	50	52
TransDigm, Inc.
6.000%, 7/15/22	130	134
6.500%, 5/15/25	55	56
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	151	161
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	121	124
Wheels Up Finance I LLC
16-01, A 7.555%, 6/1/24(2)(9)(15)	9	9
16-01, A 7.500%, 6/30/24(9)	190	189

		2,385

Information Technology—0.5%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	114	116
Diamond 1 Finance Corp.
144A 5.450%, 6/15/23(3)	35	38
144A 6.020%, 6/15/26(3)	35	38
144A 8.100%, 7/15/36(3)	65	82
Flex Ltd. 4.750%, 6/15/25	185	195
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	90	94
Inception Merger Sub, Inc. (Rackspace Hosting, Inc.) 144A 8.625%, 11/15/24(3)	320	338
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	105	106

		1,007

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—1.5%
AK Steel Corp. 7.500%, 7/15/23	$90	$99
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(8)	230	240
ArcelorMittal 6.125%, 6/1/25	185	209
Berry Plastics Corp. 5.125%, 7/15/23	135	140
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(5)(8)	200	229
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	140	149
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	55	57
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)(8)	200	199
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	75	87
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	55	51
3.875%, 3/15/23	85	79
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	140	152
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	245	250
Novelis Corp.
144A 6.250%, 8/15/24(3)	15	16
144A 5.875%, 9/30/26(3)	160	165
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	75	82
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	115	122
Vale Overseas Ltd. 5.875%, 6/10/21	120	130
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200	206

		2,662

Real Estate—0.5%
Brixmor Operating Partnership LP 3.875%, 8/15/22	50	51
Communications Sales & Leasing, Inc. 144A 7.125%, 12/15/24(3)	210	217
CoreCivic, Inc. 5.000%, 10/15/22	175	179
EPR Properties 4.750%, 12/15/26	70	71
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	130	131
Hospitality Properties Trust 4.950%, 2/15/27	110	112
MPT Operating Partnership LP
6.375%, 3/1/24	10	11
5.500%, 5/1/24	90	93
5.250%, 8/1/26	10	10

	PAR VALUE	VALUE

Real Estate—(continued)
Select Income REIT 4.500%, 2/1/25(8)	$100	$98

		973

Telecommunication Services—0.8%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	92
AT&T, Inc. 4.800%, 6/15/44	65	61
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	230	204
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)(8)	200	207
Frontier Communications Corp.
6.250%, 9/15/21	80	77
10.500%, 9/15/22	160	167
GTH Finance BV 144A 7.250%, 4/26/23(3)	200	221
Qwest Corp. 7.250%, 9/15/25	95	103
Sprint Communications, Inc. 6.000%, 11/15/22	145	151
T-Mobile USA, Inc. 6.375%, 3/1/25	100	108
Zayo Group LLC (Zayo Capital, Inc.) 6.375%, 5/15/25	70	76

		1,467

Utilities—0.4%
AmeriGas Partners LP 5.500%, 5/20/25	80	81
Dynegy, Inc. 7.375%, 11/1/22	155	153
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200	187
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	160	182
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	135	132
Texas Competitive Electric Holdings Co., LLC 144A 11.500%, 10/1/20(3)(9)(11)(16)	125	—(14)

		735
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $30,555)		30,549

LOAN AGREEMENTS(2)—3.3%

Consumer Discretionary—0.9%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	77	75
Affinity Gaming LLC 4.500%, 7/1/23	108	109
Bass Pro Group LLC 5.970%, 12/15/23	215	207
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 1.500%, 3/1/17(12)	62	71
Tranche B-4, 1.500%, 10/31/17(12)	34	42

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	$179	$181
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	104	105
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	120	120
Graton Resort & Casino Tranche B, 6.500%, 9/1/22	47	48
Harbor Freight Tools USA, Inc. 3.778%, 8/18/23	79	79
Las Vegas Sands LLC Refinancing Term Loan 3.040%, 12/19/20	100	101
Laureare Education, Inc. 2021 Extended, 8.509%, 3/17/21	87	88
Leslie’s Poolmart, Inc. Tranche B 4.750%, 8/16/23	69	69
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	100	99
Transtar Holding Co. Second Lien, 13.500%, 10/9/19(9)(11)	63	1
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	104	106
UFC Holdings LLC First Lien 4.250%, 8/18/23	84	85

		1,586

Consumer Staples—0.3%
Albertson’s Cos., LLC Tranche B-4, 3.781%, 8/25/21	136	138
Amplify Snack Brands, Inc. 6.500%, 9/2/23	175	171
Chobani LLC First Lien, 5.250%, 10/9/23	34	34
Coty, Inc. Tranche B, 3.280%, 10/27/22	24	25
Galleria Co. Tranche B, 3.813%, 9/29/23	49	49
Kronos, Inc. Second Lien, 9.284%, 11/1/24	46	48
Milk Specialities Co. 5.000%, 8/16/23	136	137

		602

Energy—0.2%
California Resources Corp. 11.375%, 12/31/21	95	107
Chesapeake Energy Corp. Trance A, 8.553%, 8/23/21	29	31
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	109	107
Seadrill Operating LP 4.000%, 2/21/21	106	80

		325

	PAR VALUE	VALUE

Financials—0.1%
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	$105	$110
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	155	148

		258

Health Care—0.4%
21st Century Oncology Holdings, Inc. Tranche B, 7.125%, 4/30/22(12)	32	30
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	37	37
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	113	115
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	57	47
HLF Financing S.a.r.l 6.272%, 2/15/23	20	20
InVentiv Health, Inc. 4.750%, 11/9/23	54	54
MMM Holdings, Inc. 10.250%, 6/30/19	32	32
MPH Acquisition Holdings LLC 5.000%, 6/7/23	46	47
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	23	23
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	102	104
Quorum Health Corp. 6.789%, 4/29/22	54	54
U.S. Renal Care, Inc. First Lien, 5.250%, 12/30/22	150	138

		701

Industrials—0.4%
84 Lumber Co. 6.750%, 10/25/23	180	182
Coinstar LLC Tranche B, First Lien 5.250%, 9/27/23	66	67
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	79	79
Navistar, Inc. Tranche B 5.000%, 8/7/20	109	110
PAE Holding Corp. First Lien, 6.500%, 10/20/22	60	61
Quikrete International, Inc. First Lien, 4.022%, 11/15/23	15	15
Sedgwick Claims Management Services, Inc. Second Lien, 6.804%, 2/28/22	155	156
Zodiac Pool Solutions LLC First Lien, 5.500%, 12/20/23	50	50

		720

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—0.5%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	$55	$56
Blackboard, Inc. Tranche B-4 First Lien, 6.023%, 6/30/21	136	137
Donnelley Financial Solutions Tranche B, 5.000%, 9/29/23	40	41
First Data Corp. Tranche 2022-C, 3.779%, 7/8/22	224	226
Mitchell International, Inc. Second Lien, 8.539%, 10/11/21	83	83
ON Semiconductor Corp. 2016 New Replacement Term Loan 4.031%, 3/31/23	51	51
Presidio LLC (Presidio, Inc.) Tranche B, First Lien 4.500%, 2/2/22	119	120
Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23	63	64
Veritas US, Inc. Tranche B-1, 6.625%, 1/27/23	115	115
Western Digital Corp. Tranche B-1, 4.529%, 4/29/23	13	13

		906

Materials—0.4%
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	45	46
Second Lien, 8.750%, 12/7/24	47	48
Berry Plastics Corp. Tranche L 3.022%, 1/6/21	181	182
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	147	134
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	11	11
MacDermid, Inc. (Platform Specialty Products Corp.) Tranche B-3, 4.500%, 6/7/20	99	101
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	137	138
PQ Corp. Tranche B-1, 5.289%, 11/4/22	28	28

		688

Real Estate—0.0%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	88	89

Utilities—0.1%
Atlantic Power LP 6.000%, 4/13/23	146	148
Vistra Operations Company LLC (TEX Operations Co., LLC)

	PAR VALUE	VALUE

Utilities—(continued)
3.531%, 8/4/23	$77	$77
Tranche C, 3.531%, 8/4/23	17	17

		242
TOTAL LOAN AGREEMENTS (Identified Cost $6,120)		6,117
	SHARES	VALUE

PREFERRED STOCKS—0.9%

Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)(8)	200(7)	203

Financials—0.7%
Citigroup, Inc. Series J, 7.125%(2)	6,800	199
Citigroup, Inc. Series T, 6.250%(2)	230(7)	251
JPMorgan Chase & Co. Series Z, 5.300%(2)	35(7)	36
KeyCorp Series D, 5.000%(2)	140(7)	139
M&T Bank Corp. Series F, 5.125%(2)	70(7)	70
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	145(7)	146
SunTrust Bank, Inc. 5.625%(2)	55(7)	57
Wells Fargo & Co. Series K, 7.980%(2)(8)	140(7)	147
Zions Bancorp 6.950%(2)	7,760	227

		1,272

Industrials—0.1%
General Electric Co. Series D, 5.000%(2)(8)	227(7)	239

TOTAL PREFERRED STOCKS (Identified Cost $1,603)		1,714

COMMON STOCKS—59.0%

Energy—10.9%
Enbridge, Inc.	109,996	4,603
Kinder Morgan, Inc.	193,826	4,130
ONEOK, Inc.	11,880	642
Pacific Exploration and Production Corp.(10)	837	33
Pembina Pipeline Corp.	36,635	1,184
Plains GP Holdings LP Class A	44,590	1,466
Tallgrass Energy GP LP	40,475	1,150
Targa Resources Corp.	23,735	1,341
TransCanada Corp.	86,648	3,985

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)

Williams Cos., Inc. (The)	48,919	$1,386

		19,920

Industrials—17.3%

Abertis Infraestructuras SA	146,897	2,154

Aena SA	23,540	3,367

Atlantia SpA	159,814	3,742

Auckland International Airport Ltd.	405,537	2,144

Canadian Pacific Railway Ltd.	8,550	1,261

CSX Corp.	56,905	2,763

Ferrovial SA	44,864	851

Flughafen Zuerich AG	9,100	1,837

Norfolk Southern Corp.	19,670	2,381

Sydney Airport	285,675	1,327

Transurban Group	764,741	6,467

Union Pacific Corp.	24,075	2,599

Vinci SA	11,352	818

		31,711

Real Estate—3.9%

American Tower Corp.	33,735	3,872

Crown Castle International Corp.	34,685	3,244

		7,116

Telecommunication Services—1.8%

BCE, Inc.	19,872	867

Cellnex Telecom SA	80,775	1,217

TELUS Corp.	39,702	1,292

		3,376

Utilities—25.1%

ALLETE, Inc.	15,000	1,008

American Electric Power Co., Inc.	44,410	2,974

American Water Works Co., Inc.	30,485	2,378

Aqua America, Inc.	32,900	1,044

Atmos Energy Corp.	10,985	860

Black Hills Corp.	21,420	1,390

CenterPoint Energy, Inc.	30,270	827

CMS Energy Corp.	29,985	1,335

Dominion Resources, Inc.	32,978	2,560

DTE Energy Co.	22,345	2,265

Edison International	19,250	1,535

Emera, Inc.	21,890	751

Eversource Energy	17,585	1,032

Exelon Corp.	22,280	818

	SHARES	VALUE

Utilities—(continued)

Iberdrola SA	185,955	$1,236

Innogy SE(10)	32,200	1,156

National Grid plc	202,839	2,460

NextEra Energy, Inc.	36,050	4,723

NiSource, Inc.	76,850	1,837

ONE Gas, Inc.	12,545	822

PG&E Corp.	42,825	2,859

Red Electrica Corp. SA	39,530	714

Sempra Energy	31,200	3,441

South Jersey Industries, Inc.	23,589	826

Spire, Inc.	10,660	702

SSE plc	54,500	1,042

Vectren Corp.	18,520	1,044

Vistra Energy Corp.(10)	2,084	34

WEC Energy Group, Inc.	16,260	980

Xcel Energy, Inc.	28,750	1,257

		45,910

TOTAL COMMON STOCKS (Identified Cost $92,051)		108,033

	CONTRACTS	VALUE
PURCHASED OPTIONS—0.1%

Call Options—0.0%

S&P 500 ® Index expiration 3/01/17 strike price $2,470	228	—

S&P 500 ® Index expiration 3/03/17 strike price $2,455	469	5

S&P 500 ® Index expiration 3/08/17 strike price $2,470	253	3

S&P 500 ® Index expiration 3/10/17 strike price $2,470	472	6

		14

Put Options—0.1%

S&P 500 ® Index expiration 3/01/17 strike price $2,220	228	2

S&P 500 ® Index expiration 3/03/17 strike price $2,215	469	12

S&P 500 ® Index expiration 3/08/17 strike price $2,235	253	16

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

Put Options—(continued)
S&P 500 ® Index expiration 3/10/17 strike price $2,235	472	$50

		80

TOTAL PURCHASED OPTIONS —0.1% (Premiums Received $221)		94

	SHARES	VALUE

RIGHTS—0.0%

Linn Energy Finance Corp.(9)(11)	1,367	16
Vistra Energy Corp. (9)(11)	2,084	3

TOTAL RIGHTS (Identified Cost $18)		19

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—96.9% (Identified Cost $162,001)		177,344	(1)(13)
	CONTRACTS
WRITTEN OPTIONS—(0.1)%

Call Options—(0.0)%
S&P 500 ® Index expiration 3/01/17 strike price $2,415	228	(3)
S&P 500 ® Index expiration 3/03/17 strike price $2,405	469	(19)
S&P 500 ® Index expiration 3/08/17 strike price $2,420	253	(13)
S&P 500 ® Index expiration 3/10/17 strike price $2,420	472	(47)

		(82)

Put Options—(0.1)%
S&P 500 ® Index expiration 3/01/17 strike price $2,275	228	(3)
S&P 500 ® Index expiration 3/03/17 strike price $2,265	469	(19)
S&P 500 ® Index expiration 3/08/17 strike price $2,285	253	(32)

	CONTRACTS		VALUE
Put Options—(continued)
S&P 500 ® Index expiration 3/10/17 strike price $2,285	472	$	(99)

			(153)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $500)			(235)	(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—96.8% (Identified Cost $161,501)			177,109

Other assets and liabilities, net—3.2%			5,853

NET ASSETS—100.0%		$	182,962

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at February 28, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at February 28, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities amounted to a value of $26,294 or 14.4% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	Value shown as par value.
(8)	All or a portion of the security is segregated as collateral for written options.
(9)	Illiquid security.
(10)	Non-income producing.
(11)	Security in default, no interest payments are being received.
(12)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(13)	All or a portion of the portfolio segregated as collateral for borrowings.
(14)	Amount is less than $500 (not reported in 000s).
(15)	Represents the unfunded portion of security and commitment fee earned on this portion.
(16)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	64%
Canada	8
Spain	6
Australia	5
Italy	2
United Kingdom	2
New Zealand	1
Other	12
Total	100%

† % of total investments net of written options as of February 28, 2017

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of February 28, 2017 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at February 28, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,907	$—	$2,907	$—
Corporate Bonds and Notes	30,549	—	30,351	198
Foreign Government Securities	6,978	—	6,978	—
Loan Agreements	6,117	—	5,934	183
Mortgage-Backed Securities	11,435	—	11,435	—
U.S. Government Securities	9,498	—	9,498	—
Equity Securities:
Common Stocks	108,033	108,033	—	—
Preferred Stocks	1,714	426	1,288	—
Purchased Options	94	94	—	—
Rights	19	—	16	3

Total Investments before Written Options	$177,344	$108,553	$68,407	$384

Written Options	$(235)	$(235)	$—	$—

Total Investments Net of Written Options	$177,109	$108,318	$68,407	$384

There were no transfers between Level 1 and Level 2 related to securities held as of February 28, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Corporate Bonds and Notes	Loan Agreements	Rights

Balance as of November 30, 2016:	$203		$200	$1	$2
Accrued discount/(premium)	-	(c)	- (c)	-	-
Realized gain (loss)	-	(c)	- (c)	-	-
Change in unrealized appreciation (depreciation)	(26)		(25)	- (c)	(1)
Purchases	28		26	-	2
Sales(b)	(3)		(3)	-	-
Transfers into Level 3 (a)(d)	182		-	182	-
Transfers from Level 3 (a)(d)	-		-	-	-

Balance as of February 28, 2017	$384		$198	$183	$3

(a)	“Transfers into and/or from” represent the ending value as of February 28, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers into/from Level 3 are due to an increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

    A. SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

●	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
●	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
●	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At February 28, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (before written options)	$161,945	$20,461	$(5,062)	$15,399
Written Options	(500)	285	(20)	265

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

NOTE 4 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at February 28, 2017, with an aggregate value of $294 representing 0.2% of the Fund’s net assets.

At February 28, 2017, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that the following subsequent event requires recognition or disclosure in these Notes to Schedule of Investments.

On March 7, 2017, The Board of Trustees of the Virtus Total Return Fund (NYSE: DCA) announced that at a joint special meeting of shareholders, DCA shareholders approved the reorganization of DCA into The Zweig Fund Inc. (ZF). The reorganization of the funds was effective as of the open of the New York Stock Exchange on April 3, 2017 and DCA ceased trading as of the market close on March 31, 2017.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	4/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	4/27/2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	4/27/2017

* Print the name and title of each signing officer under his or her signature.